Inventories (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Inventories
Inventories		€ 417
Laboratory inventories
Inventories
Inventories	€ 381	426
Inventories write-down
Inventories
Inventories	€ (381)	€ (9)